Income Taxes (Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income for Canadian Income Tax Purposes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, foreign	$ 8,407
2027 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, foreign	6,308
2028 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, foreign	$ 2,099